UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2009
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	12 Charlotte Square
		Edinburgh
		Scotland
		EH2 4DJ
13F File Number: 28-13078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Kirsty Anderson
Title:			Compliance Associate
Phone:			0044-131-270-3842
Signature,		Place			and Date of Signing
Kirsty Anderson		Edinburgh 		April 22, 2009
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	15
 FORM 13F Information Table Value Total:	$1,486,094

List of Other Included Managers:  NONE



Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment Sole       Shared None
Abercrombie & Fitch Co	    CL A	   002896 20 7	  100,288   4,213,798  SH  N/A  SOLE       4,213,798  0      0
Applied Materials Inc       COM            038222 10 5    92,033    8,561,200  SH  N/A  SOLE       8,561,200  0      0
Baidu Com Inc               Spon ADR REP A 056752 10 8    190,251   1,077,300  SH  N/A  SOLE       1,077,300  0      0
Bank of America Corporation COM            060505 10 4    69,589   10,203,599  SH  N/A  SOLE      10,203,599  0      0
Cisco Sys Inc               COM            17275R 10 2    189,147  11,278,863  SH  N/A  SOLE      11,278,863  0      0
Conocophillips              COM            20825C 10 4    70,735    1,806,296  SH  N/A  SOLE       1,806,296  0      0
Dell Inc                    COM            24702R 10 1    99,231   10,467,428  SH  N/A  SOLE      10,467,428  0      0
General Dynamics Corp       COM            369550 10 8    81,036    1,948,461  SH  N/A  SOLE       1,948,461  0      0
General Electirc Co         COM            369604 10 3    73,807    7,300,353  SH  N/A  SOLE       7,300,353  0      0
Home Depot                  COM            437076 10 2    88,665    3,763,389  SH  N/A  SOLE       3,763,389  0      0
Intel Corp                  COM            458140 10 0    105,496   7,019,035  SH  N/A  SOLE       7,019,035  0      0
LDK Solar Co Ltd	    Sponsored ADR  50183L 10 7    24,873    3,923,138  SH  N/A  SOLE       3,923,138  0      0
Pfizer Inc                  COM            717081 10 3    68,241    5,010,351  SH  N/A  SOLE       5,010,351  0      0
SK Telecom Ltd              Sponsored ADR  77440P 10 8    120,222   7,781,360  SH  N/A  SOLE       7,781,360  0      0
Symantec Corp               COM            871503 10 8    112,480   7,528,768  SH  N/A  SOLE       7,528,768  0      0